Borrowings (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Feb. 29, 2024 JPY (¥)	Feb. 29, 2024 USD ($)	Oct. 31, 2023 USD ($)	Jun. 01, 2023	Apr. 30, 2023
Borrowings [Line Items]
Fixed interest rates						2.95%
Remaining due amounts	¥ 6,666				$ 44
Minimum [Member]
Borrowings [Line Items]
Fixed interest rates	3.00%				3.00%		1.70%
Borrowings [Member]
Borrowings [Line Items]
Unsecured borrowing	¥ 1,000,000				$ 6,602
Long Term Borrowings [Member]
Borrowings [Line Items]
Maturity date	Feb. 29, 2024	Feb. 29, 2024
Due payments	¥ 1,111	$ 7
Forecast [Member]
Borrowings [Line Items]
Unsecured borrowing			¥ 1,000,000	$ 6,602